STOCK BASED COMPENSATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Performance Shares	Dec. 31, 2012 Performance Shares Minimum	Dec. 31, 2012 Performance Shares Maximum	Dec. 31, 2012 Stock Option	Feb. 20, 2012 Share Incentive Plan	Dec. 31, 2012 Nonvested Shares	Dec. 31, 2011 Nonvested Shares	Dec. 31, 2010 Nonvested Shares	Dec. 31, 2012 Nonvested Shares Minimum	Dec. 31, 2012 Nonvested Shares Maximum	Dec. 31, 2012 Nonvested Shares Performance Shares	Dec. 31, 2012 Ordinary Shares	Apr. 01, 2008 Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares were available for future grant under all plans									268,000									7,500,000
Share issue, exercise of option	338,440	138,724	135,102														7,254,005
Share options available for future issuance and excluded from computation of earnings per share	2,350,418		3,733,377														245,995
Share reserved for share incentive plan										6,000,000
Number of options granted			730,000			215,000
Options granted exercise price			$ 3.40
Percentage of options vesting after the first year of service	25.00%
Share based compensation vesting period	36 months					4 years								2 years	4 years
Number of options that shall vest and become exercisable range							0.00%	100.00%
Fair value of share option grant			$ 2.59	$ 2.62	$ 2.70
Total unrecognized compensation cost related to non-vested share-based compensation									$ 814		$ 3,090
Unrecognized compensation cost, weighted-average recognition period									1 year		2 years 3 months 11 days
Aggregate intrinsic value of options exercised under the Company's stock option plans	315	407	293
Number of nonvested shares granted	190,668	372,000	460,000								190,668	372,000	460,000			250,000
Fair value share vested during period											$ 1,767